Inventories - Summary of Inventories, Net of Reserves (Detail) - USD ($) $ in Thousands	Mar. 27, 2021	Mar. 28, 2020
Inventory Disclosure [Abstract]
Raw materials and work in progress	$ 813	$ 1,174
Finished goods	96,976	100,725
Total inventory	$ 97,789	$ 101,899